Other information about investments (Details 17) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Current assets	€ 36,433	€ 37,971
Non-current assets	78,172	86,560
Total assets	114,928	124,545
Current liabilities	24,735	27,696
Non-current liabilities	42,027	43,763
Total liabilities	66,849	71,459
Net equity	48,079	53,086	€ 57,409	€ 65,641
Other operating profit (loss)	(32)	16	(485)
Operating profit	8,012	2,157	(3,076)
Finance (expense) income	(1,236)	(885)	(1,306)
Profit before income taxes	6,844	892	(4,277)
Income taxes	3,467	1,936	3,122
Net profit	3,377	(1,457)	(9,373)
Other comprehensive income	(5,518)	1,870	4,649
Total other comprehensive income	(2,141)	413	€ (4,724)
Net profit attributable to Eni	3,374	(1,464)
Saipem SpA [Member]
Disclosure of subsidiaries [line items]
Current assets	6,743	7,783
- of which cash and cash equivalent	1,751	1,892
Non-current assets	5,847	6,500
Total assets	12,590	14,283
Current liabilities	4,487	5,668
- current financial liabilities	189	206
Non-current liabilities	3,504	3,730
- non-current financial liabilities	2,929	3,194
Total liabilities	7,991	9,398
Net equity	€ 4,599	€ 4,885
Eni’s ownership interest (%)	31.00%	30.76%
Book value of the investment	€ 1,413	€ 1,497
Revenues and other operating income	9,038	10,009
Operating expense	(8,172)	(9,100)
Depreciation, amortization and impairments	(740)	(2,408)
Operating profit	126	(1,499)
Finance (expense) income	(223)	(154)
Income (expense) from investments	(9)	18
Profit before income taxes	(106)	(1,635)
Income taxes	(201)	(445)
Net profit	(307)	(2,080)
Other comprehensive income	49	48
Total other comprehensive income	(258)	(2,032)
Net profit attributable to Eni	(101)	(144)
Union Fenosa Gas SA [Member]
Disclosure of subsidiaries [line items]
Current assets	610	651
- of which cash and cash equivalent	32	25
Non-current assets	877	1,037
Total assets	1,487	1,688
Current liabilities	234	232
- current financial liabilities	40	61
Non-current liabilities	580	650
- non-current financial liabilities	506	547
Total liabilities	814	882
Net equity	€ 673	€ 806
Eni’s ownership interest (%)	50.00%	50.00%
Book value of the investment	€ 350	€ 434
Revenues and other operating income	1,340	905
Operating expense	(1,308)	(921)
Depreciation, amortization and impairments	(89)	(131)
Operating profit	(57)	(147)
Finance (expense) income	(38)	31
Income (expense) from investments	3	13
Profit before income taxes	(92)	(103)
Income taxes	1	23
Net profit	(91)	(80)
Other comprehensive income	(41)	29
Total other comprehensive income	(132)	(51)
Net profit attributable to Eni	(63)	(82)
PetroJunin SA [Member]
Disclosure of subsidiaries [line items]
Current assets	365	336
- of which cash and cash equivalent		2
Non-current assets	628	703
Total assets	993	1,039
Current liabilities	434	480
Non-current liabilities	34	32
Total liabilities	468	512
Net equity	€ 525	€ 527
Eni’s ownership interest (%)	40.00%	40.00%
Book value of the investment	€ 210	€ 211
Revenues and other operating income	135	105
Operating expense	(66)	(60)
Depreciation, amortization and impairments	(29)	(40)
Operating profit	40	5
Finance (expense) income	47	94
Profit before income taxes	87	99
Income taxes	(22)	(24)
Net profit	65	75
Other comprehensive income	(68)	18
Total other comprehensive income	(3)	93
Net profit attributable to Eni	26	30
Gas Distribution Company of Thessaloniki -Thessaly SA [Member]
Disclosure of subsidiaries [line items]
Current assets	86	34
- of which cash and cash equivalent	15	8
Non-current assets	289	285
Total assets	375	319
Current liabilities	94	13
Non-current liabilities	2
Total liabilities	96	13
Net equity	€ 279	€ 306
Eni’s ownership interest (%)	49.00%	49.00%
Book value of the investment	€ 137	€ 150
Revenues and other operating income	54	152
Operating expense	(14)	(98)
Depreciation, amortization and impairments	(15)	(22)
Operating profit	25	32
Profit before income taxes	25	32
Income taxes	(7)	(12)
Net profit	18	20
Total other comprehensive income	18	20
Net profit attributable to Eni	9	10
Dividends received by the joint venture	12	10
Lotte Versalis Elastomeres Co [Member]
Disclosure of subsidiaries [line items]
Current assets	43	12
- of which cash and cash equivalent	30	11
Non-current assets	547	417
Total assets	590	429
Current liabilities	70	36
- current financial liabilities	38
Non-current liabilities	292	245
- non-current financial liabilities	288	245
Total liabilities	362	281
Net equity	€ 228	€ 148
Eni’s ownership interest (%)	50.00%	50.00%
Book value of the investment	€ 114	€ 74
Operating expense	(4)	(1)
Operating profit	(4)	(1)
Finance (expense) income		1
Profit before income taxes	(4)
Net profit	(4)
Other comprehensive income	(6)
Total other comprehensive income	(10)
Net profit attributable to Eni	(2)
Cardon IV SA One [Member]
Disclosure of subsidiaries [line items]
Current assets	816	451
- of which cash and cash equivalent	42	31
Non-current assets	2,756	3,628
Total assets	3,572	4,079
Current liabilities	644	455
Non-current liabilities	2,928	3,230
- non-current financial liabilities	1,912	2,108
Total liabilities	€ 3,572	3,685
Net equity		€ 394
Eni’s ownership interest (%)	50.00%	50.00%
Book value of the investment		€ 197
Revenues and other operating income	€ 756	738
Operating expense	(608)	(233)
Depreciation, amortization and impairments	(357)	(87)
Operating profit	(209)	418
Finance (expense) income	(155)	(206)
Profit before income taxes	(364)	212
Income taxes	(4)	(252)
Net profit	(368)	(40)
Other comprehensive income	26	12
Total other comprehensive income	(394)	(28)
Net profit attributable to Eni	(184)	(20)
Other joint ventures [Member]
Disclosure of subsidiaries [line items]
Current assets	275	197
- of which cash and cash equivalent	64	45
Non-current assets	916	469
Total assets	1,191	666
Current liabilities	985	433
- current financial liabilities	640	299
Non-current liabilities	124	94
- non-current financial liabilities	79	36
Total liabilities	1,109	527
Net equity	82	139
Book value of the investment	28	72
Revenues and other operating income	412	275
Operating expense	(433)	(279)
Other operating profit (loss)		(5)
Depreciation, amortization and impairments	(113)	(169)
Operating profit	(134)	(178)
Finance (expense) income	(53)	(20)
Income (expense) from investments	(4)
Profit before income taxes	(191)	(198)
Income taxes	(11)	(20)
Net profit	(202)	(218)
Other comprehensive income		(2)
Total other comprehensive income	(202)	(220)
Net profit attributable to Eni	(56)	(125)
Dividends received by the joint venture	€ 29	€ 35